Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Segment Reporting Information [Line Items]
Sales	$ 13,851,883			$ 2,380,974			$ 19,883,033	$ 6,612,374	$ 9,305,255	$ 7,860,567
Gross profit	2,408,882			1,280,458			4,891,702	2,843,354	3,822,998	3,058,372
Income (loss) from operations	(1,202,746)			(401,972)			(4,687,081)	(2,485,640)	(4,373,519)	(4,262,598)
Depreciation and amortization	881,597			381,502			2,349,434	1,118,925	1,724,122	1,445,076
Capital expenditures				200,751			190,973	201,369	255,949	12,110
Interest expenses	513,398			21,701			1,808,310	68,590	165,003	156,662
Net income (loss)	(3,810,054)			(411,187)			(10,421,808)	(2,522,527)	(4,462,147)	(4,915,154)
Total assets	71,792,814						71,792,814		61,958,281	35,390,618
Accounts receivable	5,166,239						5,166,239		1,468,429	1,732,432
Intangible assets	32,192,858						32,192,858		32,029,499	26,623,448
Goodwill	11,366,618						11,366,618		9,488,848	636,942
Net income (loss)	(3,744,025)	$ (4,868,204)	$ (1,816,395)	(415,271)	$ (1,340,591)	$ (773,103)	(10,428,624)	(2,528,965)	(4,470,935)	(4,924,209)
Previously Reported [Member]
Segment Reporting Information [Line Items]
Total assets									61,958,281
Accounts receivable									1,468,429
Intangible assets									32,436,468
Goodwill									9,081,879	636,942	$ 623,081
Healthcare Services [Member]
Segment Reporting Information [Line Items]
Sales	2,199,889			2,380,974			6,253,089	6,612,374	8,857,693	7,860,567
Gross profit	939,542			1,280,458			2,499,608	2,843,354	3,694,512	3,058,372
Income (loss) from operations	(239,981)			255,129			(616,303)	(99,454)	(516,437)	442,656
Depreciation and amortization	249,831			13,902			393,942	57,840	91,978	75,726
Capital expenditures				200,751			175,418	201,369	216,284	12,110
Interest expenses	14,532			21,701			54,686	68,590	89,154	156,662
Net income (loss)									(552,893)	(232,991)
Total assets	6,491,538						6,491,538		7,318,888	7,607,820
Accounts receivable	815,833						815,833		953,919	1,732,432
Intangible assets
Goodwill	741,209						741,209		557,357	636,942
Net income (loss)	(252,122)			235,867			(663,646)	(160,492)
Product Manufacturing and Development [Member]
Segment Reporting Information [Line Items]
Sales									447,562
Gross profit									128,486
Income (loss) from operations									(580,523)
Depreciation and amortization									203,459
Capital expenditures									39,665
Interest expenses									75,849
Net income (loss)									(656,372)
Total assets									21,427,285
Accounts receivable									514,510
Intangible assets									6,365,705
Goodwill									8,524,522
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Sales
Gross profit
Income (loss) from operations	(1,299,113)			(657,101)			(3,561,436)	(2,386,186)	(3,276,559)	(4,705,254)
Depreciation and amortization	367,600			367,600			1,102,800	1,061,085	1,428,685	1,369,350
Capital expenditures
Interest expenses	404,101						686,413
Net income (loss)									(3,252,882)	(4,682,163)
Total assets	40,470,565						40,470,565		33,212,108	27,782,798
Accounts receivable	2,585,932						2,585,932
Intangible assets	24,967,963						24,967,963		26,070,763	26,623,448
Goodwill	1,701,814						1,701,814
Net income (loss)	(3,470,750)			(651,138)			(7,123,887)	(2,368,473)
Product Sales [Member]
Segment Reporting Information [Line Items]
Sales	11,651,994						13,629,944
Gross profit	1,469,340						2,392,094
Income (loss) from operations	336,348						(509,342)
Depreciation and amortization	266,166						852,692
Capital expenditures							15,555
Interest expenses	94,765						1,067,211
Total assets	24,830,711						24,830,711		21,427,285
Accounts receivable	1,764,474						1,764,474		514,510
Intangible assets	7,224,895						7,224,895		5,958,736
Goodwill	8,923,595						8,923,595		$ 8,931,491
Net income (loss)	$ (21,153)						$ (2,641,091)